Consolidated Statements of Cash Flows (Parentheticals) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash paid for interest, related parties	$ 396,841	$ 151,925
Related Parties [Member]
Cash paid for interest, related parties	$ 194,358	$ 194,358